Long-term Debt (Details) (USD $)	6 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Paragon Shipping Inc	Mar. 11, 2013 Paragon Shipping Inc
Debt Instrument [Line Items]
Loan amount			$ 13,000,000
Amendment fee	65,000
Quarterly Loan Repayment		$ 1,000,000